Loss per share - Schedule of Loss Attributable to Owners of the Company (Diluted) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Loss used to calculate basic loss per share	95,894	54,550	227,423
Changes in fair value of warrants classified as liabilities	56	7	227
Loss attributable to ordinary shareholders	95,950	54,557	227,650